ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

The consolidated financial statements include the financial statements of Daqo New Energy Corp. (the “Company”), its wholly owned subsidiaries, Chongqing Daqo New Energy Co., Ltd. (“Chongqing Daqo”),  Xinjiang Daqo New Energy Co., Ltd (“Xinjiang Daqo”), Daqo Solar Energy North America (“Daqo America”) (which was liquidated in 2013) and Daqo New Energy Holdings (Canada) Ltd.(“Daqo Canada”) (which was liquidated in 2013) and its consolidated variable interest entity (“VIE”) Daqo New Material Co., Ltd. (“Daqo New Material”) (which was deconsolidated on December 31, 2013) (collectively, the “Group”).

The Company was incorporated on November 22, 2007 in the Cayman Islands. Chongqing Daqo, and Xinjiang Daqo were incorporated by the Company on January 14, 2008, December 20, 2007 and February 22, 2011, respectively, in the Peoples' Republic of China (“PRC”). Daqo America was incorporated by the Company in January 2009, in California, USA. Daqo Canada was incorporated by the Company in April 2011, in Hamilton, Ontario, Canada.

Daqo New Material and the Company were under common control by Daqo New Material's ultimate shareholders prior to November 11, 2009. Daqo New Material was established by Daqo Group, an affiliate of the Company on November 16, 2006, for the primary purpose of developing a photovoltaic business. Daqo New Material's activities included acquiring land use rights and constructing certain polysilicon production infrastructure, including buildings and production machinery and equipment. Chongqing Daqo acquired additional machinery and equipment that are used in connection with Daqo New Material's land and production infrastructure.

Subsequent to its establishment, Chongqing Daqo entered into a lease agreement with Daqo New Material to rent all of Daqo New Material's land, production infrastructure and machinery and equipment for the Group's polysilicon production. The lease period was from July 1, 2008 to December 31, 2013, with monthly lease payments that had been renegotiated periodically and were eliminated in consolidation. The lease agreement also provided that if Daqo New Material transferred the ownership of the leased assets to any third party, the lease agreement would remain effective and enforceable against the new owner. One month before the expiry of the lease period, Chongqing Daqo had the option to renew the lease on the same terms and conditions for an additional five-year periods. Furthermore, Chongqing Daqo had the option to purchase, or to designate any person to purchase, the leased assets at the then fair value at any time during the lease period or within one year following the lease period, if permitted by the PRC laws and regulations. If Daqo New Material desired to transfer the ownership of the leased assets to a third party, Chongqing Daqo had the right of first refusal to acquire the leased assets under the same conditions. If the leased assets were transferred to a third party, the lease agreement was remain effective and enforceable against the new owner.

Because the aggregate value of the monthly rental payments that Chongqing Daqo is contractually obligated to make to Daqo New Material represents the majority of the value of Daqo New Material's assets, Chongqing Daqo has the majority of investment risk in Daqo New Material. Further, the Group has concluded that the arrangement results in Chongqing Daqo providing an implicit guarantee to protect Daqo Group from absorbing losses incurred by Daqo New Material, thus Daqo New Material is considered to be a variable interest entity of Chongqing Daqo. Furthermore, the operating activities of Daqo New Material are most closely associated with Chongqing Daqo and the management of Chongqing Daqo also acts as the management of Daqo New Material. Based on these factors, Chongqing Daqo has the power to control Daqo New Material and is considered the primary beneficiary of Daqo New Material. The assets and liabilities of Daqo New Material are consolidated at historical cost given they were held by entities under common control at the time of the lease agreement. Daqo Group's total equity interests in Daqo New Material are presented as a noncontrolling interest.

On December 31, 2013, Chongqing Daqo and Daqo New Material terminated the lease agreement. As a result, the Company deconsolidated Daqo New Material on December 31, 2013.

In the periods presented, the Group manufactured and sold polysilicon and wafers through Chongqing Daqo and Xinjiang Daqo.

In August 2015, the Company's subsidiary, Xinjiang Daqo, issued stock representing 1% equity interest  to Daqo Xinjiang Investment Co., Ltd. ("Xinjiang Daqo Investment"), an affiliated company which is 100% held by Daqo Group, for total cash proceeds of $2.5 million, which is based on the fair value of Xinjiang Daqo. Xinjiang Daqo Investment's equity interests in Xinjiang Daqo are presented as a noncontrolling interest in the Group's consolidated financial statements.